Accrued Liabilities and Other and Other Long-Term Liabilities - Schedule of Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Line Items]
Deferred revenues and gains	$ 33,363	$ 210,434
Guarantee liability	10,633	24,373
Asset retirement obligation	27,302	44,675
Pension liabilities	6,529	8,599
Unrecognized tax benefits and deferred income tax	31,061	24,340
Other	3,168	20,815
Other long-term liabilities	$ 112,056	333,236
Teekay Offshore
Payables and Accruals [Line Items]
Deferred revenues and gains		162,700
Asset retirement obligation		21,700
Unrecognized tax benefits and deferred income tax		7,000
Other		20,200
Other long-term liabilities		$ 211,600